INVESCO BOND FUNDS, INC.

               Supplement to Investor Class Prospectus dated October 31, 1999

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following paragraph in its place:

      The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio holdings:

      Fund                          Portfolio Manager(s)

      High Yield                    Donovan J. (Jerry) Paul
      Select Income                 Donovan J. (Jerry) Paul
      Tax-Free Bond                 Richard A. Berry
                                    Stephen D. Turman
      U.S. Government Securities    Richard R. Hinderlie

The section of the Prospectus entitled "Portfolio Managers" is amended to add the following paragraph after the fourth paragraph:

      Stephen D. Turman, a vice president and portfolio manager of AIM, is the co-portfolio manager of Tax-Free Bond Fund. Stephen manages several other AIM fixed-income funds. Before joining AIM in 1985, he worked in institutional sales for Dean Witter. Stephen is a Chartered Financial Analyst. He holds a B.B.A. in finance from the University of Texas at Arlington.

The date of this Supplement is June 21, 2000.


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                            INVESCO BOND FUNDS, INC.

                  Supplement to Class C Prospectus dated February 15, 2000


The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following paragraph in its place:

      The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio holdings:

      Fund                          Portfolio Manager(s)

      High Yield                    Donovan J. (Jerry) Paul
      Select Income                 Donovan J. (Jerry) Paul
      Tax-Free Bond                 Richard A. Berry
                                    Stephen D. Turman
      U.S. Government Securities    Richard R. Hinderlie

The section of the Prospectus entitled "Portfolio Managers" is amended to add the following paragraph after the fourth paragraph:

      Stephen D. Turman, a vice president and portfolio manager of AIM, is the co-portfolio manager of Tax-Free Bond Fund. Stephen manages several other AIM fixed-income funds. Before joining AIM in 1985, he worked in institutional sales for Dean Witter. Stephen is a Chartered Financial Analyst. He holds a B.B.A. in finance from the University of Texas at Arlington.

The date of this Supplement is June 21, 2000.